Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Goodwill	a) Goodwill

			Group
	Cost	Accumulated impairment	Carrying amount
	£m	£m	£m
At 31 December 2021 and 1 January 2022	1,269	(66)	1,203
Movement in the period	—	(4)	(4)
At 31 December 2022	1,269	(70)	1,199

Schedule of Goodwill for Cash Generating Units
Basis of the recoverable amount
The recoverable amount of all CGUs was determined based on its value in use (VIU) methodology at each testing date. For each CGU, the VIU is calculated by discounting management’s cash flow projections for the CGU. The cash flow projections also take account of increased internal capital allocations needed to achieve internal and regulatory capital targets including the leverage ratio. The key assumptions used in the VIU calculation for each CGU are set out below. The Retail Banking segment consists of the Private Banking CGU and the rest of Retail Banking, known as the Personal Financial Services CGU.
Carrying amount of Goodwill by CGU and key assumptions in the VIU calculation

		Goodwill		Discount rate	Growth rate beyond initial cash flow projections
	2022	2021	2022	2021	2022	2021
CGU	£m	£m	%	%	%	%
Personal Financial Services	1,169	1,169	16.6	13.6	1.6	1.6
Private Banking	30	30	15.3	16.3	1.6	1.6
Other	—	4		13.6		1.6
	1,199	1,203

Disclosure of Reasonably Possible Changes in Key Assumptions
Reasonably possible changes in key assumptions

CGU	Input	Key assumptions	Associated risks	Reasonably possible change
Personal Financial Services	Cash flow projections	–BoE Bank Rate –UK house price growth –UK mortgage loan market growth –UK unemployment rate –Position in the market –Regulatory capital levels.	–Uncertain market outlook –Higher interest rate environment impact on customer affordability –Customer remediation and regulatory action outcomes –Uncertain regulatory capital requirements.	–Cash flow projections decrease by 5% (2021: 5%).
	Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–Market rates of interest rise.	–Discount rate increases by 100 basis points (2021: 100 basis points).

At 31 December 2022 and 31 December 2021, a reasonably possible change in the key assumptions in relation to the VIU calculation for the goodwill balance in the Personal Financial Services CGU would have resulted in a reduction in headroom as follows.

		Reduction in headroom
		2022	2021
CGU	Reasonably possible change	£m	£m
Personal Financial Services	Cash flow projections decrease by 5% (2021: 5%)	(538)	(455)
	Discount rate increases by 100 basis points (2021: 100 basis points)	(887)	(943)

2022	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in cash flows
CGU	£m	£m	£m	bps	%
Personal Financial Services	8,860	10,752	1,892	239	18

2021
Personal Financial Services	8,433	9,100	667	68	7

Disclosure of Intangible Assets
b) Other intangibles

			Group
	Cost	Accumulated amortisation/ impairment	Carrying amount
	£m	£m	£m
At 1 January 2022	1,334	(992)	342
Additions	112	—	112
Disposals	(185)	185	—
Charge	—	(100)	(100)
Impairment	—	(3)	(3)
At 31 December 2022	1,261	(910)	351

At 1 January 2021	1,304	(861)	443
Additions	84	—	84
Disposals	(54)	53	(1)
Charge	—	(158)	(158)
Impairment	—	(26)	(26)
At 31 December 2021	1,334	(992)	342